Other income and expenses (Details 1) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other income and expenses
Property, plant and equipment disposal	$ (7,514,354)	$ 0	$ 0
Forestry expenses	(3,810,192)	0	0
Impairment of material and spare parts	(716,167)	(1,594,977)	(250,861)
Net charge related to the provision for lawsuits and claims	(465,251)	0	(342,253)
Net charge related to the allowance for doubtful accounts and other receivables	(773,244)	0	(4,307)
Trade and tax interests	(1,792,410)	0	(3,787,816)
Others	(57,172)	(280,167)	(513,884)
Operating Expenses	$ (15,128,790)	$ (1,875,144)	$ (4,899,121)